DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.4%
9,229,477	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	8,591,212
1,838,550	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%)	0.31%		10/25/2024	1,824,080
3,938,048	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%)	0.73%		02/25/2037	3,804,919
15,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	15,038,788
3,216,723	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	3,279,007
10,866,396	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	10,920,993
5,000,000	Affirm Asset Securitization Trust, Series 2021-A-A	0.88	% (a)	08/15/2025	5,001,962
2,850,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	2,832,374
18,131,890	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (a)	08/15/2025	18,100,313
851,706	American Credit Acceptance Receivables Trust, Series 2019-2-C	3.17	% (a)	06/12/2025	855,200
6,525,103	Aqua Finance Trust, Series 2020-AA-A	1.90	% (a)	07/17/2046	6,533,450
1,373,098	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99	% (a)	07/15/2024	1,382,185
4,645,539	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	4,631,561
9,607,813	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	9,592,270
1,575,691	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (a)	09/25/2042	1,596,805
1,501,616	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (a)	08/25/2050	1,500,932
8,845,000	Consumer Loan Underlying Bond Credit Trust, Series 2020-P1-C	4.61	% (a)	03/15/2028	8,995,706
2,150,000	CPS Auto Receivables Trust, Series 2020-C-C	1.71	% (a)	08/17/2026	2,161,828
4,553,336	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (a)	11/21/2033	4,539,768
7,000,000	Drive Auto Receivables Trust, Series 2020-2-B	1.42%		03/17/2025	7,018,234
1,214,575	DT Auto Owner Trust, Series 2020-2A-A	1.14	% (a)	01/16/2024	1,215,600
27,750,000	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	27,680,245
4,250,000	ExteNet Issuer LLC, Series 2019-1A-B	4.14	% (a)	07/26/2049	4,331,149
3,367,726	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	3,453,518
7,200,000	Genesis Sales Finance Master Trust, Series 2020-AA-A	1.65	% (a)	09/22/2025	7,224,350
3,350,000	Genesis Sales Finance Master Trust, Series 2020-AA-B	2.24	% (a)	09/22/2025	3,357,895
4,304,898	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	4,302,216
4,517,335	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (a)	08/15/2024	4,529,095
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (a)	12/26/2025	10,112,099
1,629,990	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (a)	02/25/2032	1,679,182
804,995	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (a)	02/25/2039	827,677
1,448,020	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (a)	10/25/2048	1,462,575
2,839,847	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	2,862,734
2,514,365	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	2,522,664
17,124,807	LendingPoint Asset Securitization Trust, Series 2021-A-A	1.00	% (a)	12/15/2028	17,085,541
10,215,121	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	10,241,682
139,020	Marlette Funding Trust, Series 2019-4A-A	2.39	% (a)	12/17/2029	139,215
6,750,000	Marlette Funding Trust, Series 2019-4A-C	3.76	% (a)	12/17/2029	6,930,055
1,153,498	MVW Owner Trust, Series 2018-1A-C	3.90	% (a)	01/21/2036	1,182,730
5,035,106	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (a)	07/15/2069	5,026,263

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,876,740	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (a)	09/16/2069	2,864,545
4,745,346	NP SPE LLC, Series 2019-1A-A1	2.57	% (a)	09/20/2049	4,717,855
8,065,902	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	8,227,367
18,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	18,198,659
2,436,525	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (a)	11/16/2026	2,451,531
6,012,157	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (a)	05/17/2027	6,035,419
15,457,518	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	15,425,864
39,500,000	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	39,523,937
18,712,132	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (a)	01/16/2029	18,636,638
6,038,515	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (a)	09/15/2025	6,067,506
5,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	5,017,448
4,483,139	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	4,456,061
7,269,829	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.49%		06/15/2039	7,102,847
4,394,051	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.47%		12/15/2039	4,309,317
2,062,894	Small Business Lending Trust, Series 2020-A-A	2.62	% (a)	12/15/2026	2,064,952
32,771,524	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	33,762,994
37,939,825	SoFi Alternative Trust, Series 2021-2-A	1.25	% (a)	08/15/2030	37,942,102
65,000,000	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	65,141,635
19,791,526	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	19,403,335
21,495,286	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	21,575,914
1,454,000	SoFi Consumer Loan Program Trust, Series 2018-2-C	4.25	% (a)	04/26/2027	1,467,082
4,437,177	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93	% (a)(b)	02/15/2045	4,508,225
992,458	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	996,160
792,847	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (a)	03/26/2040	799,126
7,076,824	SoFi Professional Loan Program, Series 2020-C-AFX	1.95	% (a)	02/15/2046	7,127,079
7,044,583	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	7,305,726
4,343,750	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	4,321,412
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68	% (a)	01/20/2023	5,066,261
3,250,000	Tesla Auto Lease Trust, Series 2020-A-A4	0.78	% (a)	12/20/2023	3,251,865
867,043	Theorem Funding Trust, Series 2020-1A-A	2.48	% (a)	10/15/2026	869,754
773,994	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00	% (a)	07/15/2025	780,616
7,817,718	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.30	% (a)(b)	07/15/2027	7,879,228
3,927,263	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	3,958,045
4,251,440	Upstart Pass-Through Trust, Series 2021-ST5-A	2.00	% (a)	07/20/2027	4,216,517
13,309,420	Upstart Pass-Through Trust, Series 2021-ST6-A	1.85	% (a)	08/20/2027	13,203,714
9,012,997	Upstart Securitization Trust, Series 2020-3-A	1.70	% (a)	11/20/2030	9,041,181
20,504,020	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	20,437,294
2,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	1,979,976

Total Asset Backed Obligations (Cost $655,964,868)					654,503,259

Bank Loans - 6.3%
15,311,206	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		11/19/2026	15,129,385
947,595	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		10/01/2026	947,358

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
14,161,304	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	09/07/2027	14,122,006
11,306,764	Avantor Funding, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	11/08/2027	11,315,018
14,413,820	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.97%	05/31/2024	14,422,829
15,032,424	Berry Global, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 1.75%)	1.86%	07/01/2026	14,953,504
11,233,550	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	05/03/2028	11,252,310
1,430,330	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%	04/06/2026	1,416,141
9,531,188	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%	12/16/2027	9,481,530
2,950,897	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	02/22/2028	2,958,643
15,010,423	Charter Communications Operating LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%	02/01/2027	14,886,062
2,555,000	Clean Harbors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	10/09/2028	2,556,610
14,589,360	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	07/17/2025	14,388,756
1,575,949	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	01/15/2026	1,557,825
15,036,479	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	07/30/2027	14,861,454
7,546,958	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%	01/30/2026	7,528,090
9,662,287	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	12/22/2027	9,653,253
14,947,571	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	04/28/2028	14,790,621
368,449	Focus Financial Partners LLC, Senior Secured First Lien Delayed-Draw Term Loan (Prime Rate + 1.50%, 0.50% Floor)	4.75%	06/30/2028	367,068
1,592,622	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	06/30/2028	1,586,650
15,110,436	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	03/01/2027	14,964,545
1,310,264	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	12/11/2026	1,314,194
15,183,435	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/15/2024	15,109,644
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%	01/02/2026	3,227,381
9,508,028	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	11/15/2027	9,384,946
1,507,425	HCA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	06/23/2028	1,515,233
1,341,638	Herman Miller, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.13%	07/19/2028	1,341,919
14,929,538	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	2.25%	03/15/2028	14,898,857
8,700,676	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	07/03/2028	8,714,554

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,205,000	ICU Medical, Inc., Senior Secured First Lien	3.00	% (c)	12/15/2028	1,208,260
620,000	Installed Building Products, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.50% Floor)	2.75%		12/08/2028	621,293
14,964,280	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.97%		06/11/2025	14,933,155
15,036,272	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	14,835,763
12,944,465	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		05/01/2026	12,934,886
8,866,510	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.38%		09/21/2026	8,755,678
6,892,112	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/15/2028	6,892,112
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	1.61%		01/29/2027	1,934,374
15,285,195	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	15,113,236
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		08/29/2025	3,914,407
14,960,983	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		09/18/2026	14,951,708
4,261,285	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		05/30/2025	4,276,604
15,461,250	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/04/2028	15,389,432
2,167,779	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		07/03/2028	2,171,237
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
806,824	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	806,824
806,824	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	806,824
4,237,140	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	4,237,139
12,012,782	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/04/2027	11,964,491
8,067,801	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/11/2027	8,053,521
5,334,317	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	1.97%		10/31/2025	5,340,344
8,941,365	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.88%		11/05/2026	8,948,876
5,836,073	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		04/16/2025	5,780,134
4,968,340	Standard Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		09/22/2028	4,978,699
	Stars Group Holdings B.V., Senior Secured First Lien Term Loan
7,311,937	(3 Month LIBOR USD + 2.25%)	2.38%		07/21/2026	7,295,082
7,625,626	(3 Month LIBOR USD + 2.25%)	2.47%		07/21/2026	7,608,049
3,450,000	Trans Union LLC, Senior Secured First Lien	2.75	% (c)	12/01/2028	3,445,688
8,859,258	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/13/2026	8,781,739
1,925,325	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		06/02/2028	1,921,715
6,001,850	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	5,943,722

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		01/31/2028	3,770,690
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
2,991,039	(1 Month LIBOR USD + 1.75%)	1.86%		12/31/2025	2,972,465
12,199,613	(1 Month LIBOR USD + 1.75%)	1.85%		12/31/2025	12,123,853
15,155,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	2.23%		01/20/2028	15,119,007

Total Bank Loans (Cost $487,506,066)					486,477,393

Collateralized Loan Obligations - 16.3%
20,000,000	AIG Ltd., Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2032	20,027,419
10,000,000	AIG Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.26	% (a)	07/20/2034	10,000,682
20,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.28	% (a)	07/20/2032	20,010,164
15,000,000	Anchorage Capital Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.25%)	1.37	% (a)	10/13/2030	15,005,597
4,000,000	Apidos Ltd., Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.18	% (a)	04/20/2034	3,991,108
7,782,028	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	0.99	% (a)	11/17/2027	7,780,557
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	1.32	% (a)	10/20/2030	5,991,787
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.25	% (a)	04/19/2034	20,012,548
30,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/24/2034	30,030,487
22,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.32	% (a)	07/15/2034	22,037,734
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/19/2034	21,967,000
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.32	% (a)	07/20/2034	20,000,002
15,000,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.45	% (a)	01/18/2035	14,998,576
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.27	% (a)	04/20/2034	24,993,750
11,000,000	Carlyle US Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.26	% (a)	04/15/2034	11,004,187
11,000,000	Carlyle US Ltd., Series 2021-7A-A1 (3 Month LIBOR USD + 1.16%, 1.16% Floor)	1.24	% (a)	10/15/2035	11,016,890
42,000,000	CarVal Ltd., Series 2019-1A-ANR (3 Month LIBOR USD + 1.11%, 1.11% Floor)	1.24	% (a)	04/20/2032	41,906,899
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/21/2030	35,020,404
10,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.31	% (a)	07/17/2034	9,995,000
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2032	20,024,030
23,069,165	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.44	% (a)	07/13/2029	23,080,856
20,000,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.33	% (a)	01/20/2035	20,001,093
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.47	% (a)	01/20/2035	24,996,580

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,000,000	Crown Point Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/20/2034	18,010,623
10,000,000	Dryden Ltd., Series 2019-75A-AR2 (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.16	% (a)	04/15/2034	10,006,127
5,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	04/15/2033	5,007,808
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	04/16/2034	27,523,521
10,000,000	Gener8 Maritime, Inc., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.45	% (a)	01/22/2035	9,998,467
14,000,000	Gener8 Maritime, Inc., Series 8A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2034	14,000,153
46,500,000	Gener8 Maritime, Inc., Series 9A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2034	46,501,148
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	1.28	% (a)	01/27/2031	5,588,828
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.31	% (a)	10/20/2031	14,093,399
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2034	17,515,508
2,775,223	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.02	% (a)	10/18/2027	2,777,336
13,250,000	Halsey Point Ltd., Series 2020-2A-A1 (3 Month LIBOR USD + 1.86%, 1.86% Floor)	1.99	% (a)	07/20/2031	13,253,309
60,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.37	% (a)	01/30/2035	60,000,000
8,481,206	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.25	% (a)	07/18/2031	8,454,257
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/25/2030	10,493,055
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	1.31	% (a)	10/20/2031	9,956,659
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2031	21,968,120
16,266,252	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	07/15/2027	16,270,172
20,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	04/25/2032	20,013,218
3,686,657	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.03	% (a)	11/21/2027	3,689,517
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.87	% (a)	04/15/2029	3,007,538
24,008,401	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	1.30	% (a)	04/18/2031	24,018,244
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.41	% (a)	01/20/2032	19,999,653
15,500,000	Midocean Credit Partners, Series 2018-8A-A1R (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21	% (a)	02/20/2031	15,498,071
10,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.38	% (a)	10/20/2030	10,002,706
15,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.34	% (a)	04/28/2034	14,999,173
35,000,000	MP Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/25/2034	34,992,035

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,258,823	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.40	% (a)	10/13/2031	28,281,177
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.20	% (a)	04/26/2031	16,520,617
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.23	% (a)	02/20/2034	8,489,412
4,091,686	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	0.98	% (a)	01/20/2027	4,092,938
11,000,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2034	11,007,774
20,000,000	Prudential PLC, Series 2021-5A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	10/18/2034	19,967,498
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.31	% (a)	10/25/2031	12,504,716
10,000,000	Riserva Ltd., Series 2016-3A-ARR (3 Month LIBOR USD + 1.06%, 1.06% Floor)	1.18	% (a)	01/18/2034	10,019,137
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.16	% (a)	04/20/2031	21,799,264
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	04/15/2036	18,875,981
20,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2031	19,990,098
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.38	% (a)	10/20/2031	16,007,976
8,500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/15/2034	8,511,201
25,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.30	% (a)	07/20/2034	25,058,083
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.20	% (a)	04/21/2031	2,363,463
900,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	04/15/2032	900,024
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/15/2032	18,002,397
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.20	% (a)	01/17/2032	12,908,967
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/21/2034	20,002,040
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	1.59	% (a)	07/20/2032	10,029,567
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.33	% (a)	04/23/2032	5,758,767
10,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.31	% (a)	01/18/2035	10,000,000
21,715,001	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.38	% (a)	10/20/2031	21,693,866
15,021,599	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	1.04	% (a)	04/20/2028	15,030,633
2,579,643	Wellfleet Ltd., Series 2016-2A-A1R (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.27	% (a)	10/20/2028	2,580,486
19,000,000	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	1.19	% (a)	10/20/2029	18,992,132
5,500,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.22	% (a)	07/17/2031	5,495,915
10,000,000	Wellfleet Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2034	10,011,303

Total Collateralized Loan Obligations (Cost $1,265,996,316)					1,266,427,427

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Foreign Corporate Bonds - 11.6%
4,500,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	4,629,192
6,085,000	AerCap Global Aviation Trust	1.75%		10/29/2024	6,074,138
2,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	2,901,934
3,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,109,215
4,000,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	4,099,879
6,019,000	AstraZeneca PLC	3.50%		08/17/2023	6,283,436
5,165,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	5,198,688
800,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	843,012
4,870,000	Axiata SPV2 BHD	4.36%		03/24/2026	5,347,333
1,000,000	Baidu, Inc.	3.50%		11/28/2022	1,021,745
8,000,000	Baidu, Inc.	3.88%		09/29/2023	8,344,616
300,000	Baidu, Inc.	3.08%		04/07/2025	311,447
750,000	Banco Bradesco S.A.	3.20%		01/27/2025	760,680
3,350,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	3,257,255
1,800,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,780,101
9,350,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	9,246,636
6,100,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	6,033,907
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,774,816
2,500,000	Banco del Estado de Chile	2.70%		01/09/2025	2,555,862
5,600,000	Banco do Brasil S.A.	3.25	% (a)	09/30/2026	5,457,760
1,590,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	1,678,030
7,600,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	7,561,734
2,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	2,505,762
1,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	1,503,458
12,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (d)	07/06/2022	12,355,184
1,600,000	Banco Santander Chile	2.70%		01/10/2025	1,635,704
4,507,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	4,513,828
12,480,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	12,498,907
4,000,000	Bangkok Bank PCL	3.88%		09/27/2022	4,082,890
2,400,000	Banistmo S.A.	3.65	% (a)	09/19/2022	2,426,556
14,000,000	Banistmo S.A.	3.65%		09/19/2022	14,154,910
4,695,000	Bank of Nova Scotia	0.55%		09/15/2023	4,669,733
1,635,000	Bank of Nova Scotia	0.65%		07/31/2024	1,615,412
6,060,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	6,018,494
5,860,000	BAT International Finance PLC	1.67%		03/25/2026	5,758,588
2,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	2,048,260
4,071,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	4,246,908
1,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,019,340
5,590,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	5,953,898
4,530,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	4,525,495
5,875,000	BPCE S.A.	2.38	% (a)	01/14/2025	5,981,157
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,817,576
3,435,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,413,527
6,045,000	Canadian Pacific Railway Company	1.35%		12/02/2024	6,053,506

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,800,000	Central American Bottling Corporation	5.75%		01/31/2027	3,908,642
14,400,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	11,760,912
495,000	CIMB Bank BHD	3.26%		03/15/2022	497,119
11,600,000	CK Hutchison International 21 Ltd.	1.50	% (a)	04/15/2026	11,453,225
200,000	CK Hutchison International 21 Ltd.	1.50%		04/15/2026	197,469
6,210,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	0.45	% (a)	07/07/2025	6,219,875
5,036,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	5,210,019
6,055,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.44	% (a)	06/12/2024	6,121,362
3,655,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	3,684,845
5,000,000	DBS Group Holdings Ltd.	1.17	% (a)	11/22/2024	4,985,668
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.74%		07/25/2022	1,503,797
13,550,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	13,404,947
6,280,000	Deutsche Bank AG	0.90%		05/28/2024	6,228,035
1,173,505	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	1,088,232
196,713	Digicel Group Ltd. (PIK 7.00%)	7.00	% (a)(d)	01/18/2022	171,336
8,500,000	Ecopetrol S.A.	5.88%		09/18/2023	9,020,838
2,803,600	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,681,293
4,080,860	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	4,090,083
5,074,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,706,133
2,850,000	Enbridge, Inc.	0.55%		10/04/2023	2,829,113
10,200,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	10,671,750
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	202,092
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	544,606
3,200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	3,222,656
13,086,335	Fenix Power Peru S.A.	4.32%		09/20/2027	13,400,342
21,138,840	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	21,206,245
1,235,000	Geopark Ltd.	6.50%		09/21/2024	1,267,320
1,575,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	1,639,945
1,430,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,504,400
2,305,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	2,464,817
9,317,880	GNL Quintero S.A.	4.63%		07/31/2029	9,903,089
5,750,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,859,998
3,615,000	GrupoSura Finance S.A.	5.50%		04/29/2026	3,839,166
16,005,000	HPHT Finance Ltd.	2.88%		11/05/2024	16,550,128
5,425,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	5,411,172
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,194,964
3,156,000	Inkia Energy Ltd.	5.88%		11/09/2027	3,239,366
1,907,979	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,794,692
6,850,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	6,827,429
13,233,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	12,723,860
2,535,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	2,485,421
200,000	Kallpa Generacion S.A.	4.88%		05/24/2026	211,960
3,600,000	Korea Development Bank	1.25%		06/03/2025	3,593,144
11,000,000	Korea Development Bank	0.80%		04/27/2026	10,712,112
5,600,000	Korea Development Bank	1.00%		09/09/2026	5,473,514

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,500,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	8,569,017
5,300,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,343,034
14,700,000	Korea Electric Power Corporation	1.13%		06/15/2025	14,526,608
1,900,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	1,877,589
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	4,127,274
13,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	12,556,685
15,575,000	KT Corporation	1.00%		09/01/2025	15,280,483
3,000,000	KT Corporation	2.50%		07/18/2026	3,103,804
11,800,000	LG Chem Ltd.	3.25%		10/15/2024	12,428,212
6,445,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	6,421,383
6,035,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	6,108,226
2,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	0.96%		08/16/2024	2,016,104
13,090,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	14,307,854
4,050,000	Millicom International Cellular S.A.	5.13%		01/15/2028	4,204,366
8,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,349,156
4,390,000	Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.45%)	0.96%		10/11/2025	4,331,613
7,550,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	0.98%		07/26/2023	7,617,413
5,995,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2023	6,034,344
7,400,000	Multibank, Inc.	4.38%		11/09/2022	7,546,631
6,380,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	1.77%		06/25/2024	6,483,237
7,800,000	NongHyup Bank	1.25	% (a)	07/20/2025	7,729,260
2,300,000	NongHyup Bank	1.25%		07/20/2025	2,279,141
16,195,000	ONGC Videsh Ltd.	2.88%		01/27/2022	16,210,595
4,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,117,484
7,849,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	7,562,747
3,000,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	3,193,371
11,300,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	11,218,866
5,600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,559,792
2,733,605	Panama Metro Line SP	0.00%		12/05/2022	2,709,809
756,544	Panama Metro Line SP	0.00	% (a)	12/05/2022	749,958
9,200,000	Pertamina Persero PT	1.40%		02/09/2026	8,945,666
250,000	Petrobras Global Finance B.V.	6.25%		03/17/2024	270,284
3,800,000	Petronas Capital Ltd.	3.13%		03/18/2022	3,817,517
16,800,000	Petronas Capital Ltd.	3.50%		03/18/2025	17,812,486
8,000,000	POSCO	2.38%		11/12/2022	8,095,638
6,550,000	POSCO	2.38%		01/17/2023	6,624,387
2,300,000	POSCO	2.75%		07/15/2024	2,372,952
4,400,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	4,559,204
13,900,000	Qatar Petroleum	1.38%		09/12/2026	13,647,993
2,900,000	Qatar Petroleum	1.38	% (a)	09/12/2026	2,847,423
3,250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	3,473,837
19,310,000	Reliance Industries Ltd.	5.40%		02/14/2022	19,399,263
8,035,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.57%		01/20/2026	8,036,407
2,700,000	SA Global Sukuk Ltd.	1.60	% (a)	06/17/2026	2,661,525

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,500,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	7,393,125
1,868,000	Sable International Finance Ltd.	5.75%		09/07/2027	1,914,233
8,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	8,057,000
200,000	Saudi Arabian Oil Company	1.25	% (a)	11/24/2023	200,224
2,865,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	2,922,859
2,640,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	2,792,019
5,335,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,534,387
3,500,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	3,599,774
3,500,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	3,426,527
6,140,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	6,120,478
13,200,000	Telefonica Chile S.A.	3.88%		10/12/2022	13,444,926
2,900,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,948,313
9,900,000	Tencent Holdings Ltd.	1.81	% (a)	01/26/2026	9,895,100
16,250,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	16,978,813
6,020,000	Toronto-Dominion Bank	0.70%		09/10/2024	5,945,256
7,800,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	8,269,794
8,930,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	8,904,756
9,515,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	9,968,125
8,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	8,785,546
3,600,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	3,618,576
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,817,260
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	871,250
5,855,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	5,818,449
4,985,000	VTR Comunicaciones SpA	5.13%		01/15/2028	5,092,153

Total Foreign Corporate Bonds (Cost $908,419,887)					904,225,221

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.1%
5,200,000	Abu Dhabi Government International Bond	0.75	% (a)	09/02/2023	5,189,314
5,800,000	Abu Dhabi Government International Bond	2.50	% (a)	04/16/2025	6,027,360
20,800,000	Brazilian Government International Bond	2.88%		06/06/2025	21,164,000
4,200,000	Chile Government International Bond	3.13%		01/21/2026	4,431,042
2,700,000	Colombia Government International Bond	2.63%		03/15/2023	2,725,677
19,000,000	Colombia Government International Bond	4.50%		01/28/2026	19,923,495
800,000	Indonesia Government International Bond	2.95%		01/11/2023	818,137
2,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	2,098,453
4,600,000	Panama Government International Bond	4.00%		09/22/2024	4,892,146
12,500,000	Panama Government International Bond	3.75%		03/16/2025	13,256,375
5,000,000	Perusahaan Penerbit SBSN Indonesia III	3.40%		03/29/2022	5,037,100
1,200,000	Perusahaan Penerbit SBSN Indonesia III	3.75%		03/01/2023	1,242,354
14,100,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	14,488,455
400,000	Perusahaan Penerbit SBSN Indonesia III	1.50%		06/09/2026	398,800
8,500,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (a)	06/09/2026	8,474,500
14,250,000	Peruvian Government International Bond	2.39%		01/23/2026	14,492,392
1,000,000	Qatar Government International Bond	4.50%		01/20/2022	1,002,780
19,900,000	Qatar Government International Bond	3.25%		06/02/2026	21,217,957
7,000,000	Saudi Government International Bond	2.88%		03/04/2023	7,175,602
11,600,000	Saudi Government International Bond	3.25%		10/26/2026	12,375,936

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $167,931,239)					166,431,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Commercial Mortgage Backed Obligations - 15.3%
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.20	% (a)	12/18/2037	4,988,290
16,793,000	ACREC Trust Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.25	% (a)	10/16/2036	16,851,775
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (a)	06/15/2054	14,409,386
16,415,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.51%, 1.40% Floor)	1.56	% (a)	02/15/2035	16,429,363
5,000,000	Arbor Realty Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.08	% (a)	12/15/2035	4,994,065
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	12/15/2035	4,994,065
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	05/15/2036	3,004,875
7,979,000	Arbor Realty Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	1.18	% (a)	08/15/2034	7,987,298
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	12/15/2036	11,398,518
2,579,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	06/15/2035	2,577,329
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	215,115
35,667,576	Banc of America Commercial Mortgage Trust, Series 2016-UB10-XA	1.78	% (b)(e)	07/15/2049	2,243,005
86,245,359	BANK, Series 2017-BNK5-XA	1.04	% (b)(e)	06/15/2060	3,276,910
99,375,018	BANK, Series 2017-BNK6-XA	0.80	% (b)(e)	07/15/2060	3,399,619
23,574,737	BANK, Series 2019-BN20-XA	0.83	% (b)(e)	09/15/2062	1,299,461
194,000,435	BANK, Series 2020-BN26-XA	1.23	% (b)(e)	03/15/2063	15,563,122
89,690,062	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.44	% (b)(e)	02/15/2050	5,301,597
5,017,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.14	% (a)	08/15/2036	5,008,207
3,389,247	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	10/15/2037	3,383,337
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.83	% (a)	03/15/2037	17,807,572
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.08	% (a)	03/15/2037	10,469,612
239,242,253	BBCMS Mortgage Trust, Series 2020-C6-XA	1.05	% (b)(e)	02/15/2053	16,431,182
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.68	% (b)(e)	02/15/2053	3,101,193
2,483,760	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	08/15/2036	2,491,303
126,166,973	Benchmark Mortgage Trust, Series 2018-B1-XA	0.50	% (b)(e)	01/15/2051	3,102,988
175,409,695	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93	% (b)(e)	02/15/2053	11,193,015
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.13	% (b)(e)	09/15/2043	442,499
5,605,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.36	% (a)	07/15/2035	5,609,273
8,789,000	BPR Trust, Series 2021-TY-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	09/15/2038	8,786,627
16,859,000	BRSP Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.25	% (a)	08/19/2038	16,831,149

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
436,959	BSPRT Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	09/15/2035	437,290
13,545,696	BSPRT Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	05/15/2029	13,593,119
20,000,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	03/15/2036	19,970,720
11,977,000	BSPRT Issuer Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.32%, 1.32% Floor)	1.42	% (a)	12/15/2038	12,025,375
16,852,000	BSREP Commercial Mortgage Trust, Series 2021-DC-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	08/15/2038	16,857,541
5,791,000	BX Commercial Mortgage Trust, Series 2021-21M-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	0.84	% (a)	10/15/2036	5,759,389
16,787,000	BX Commercial Mortgage Trust, Series 2021-VOLT-B (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	09/15/2036	16,710,262
16,792,000	BX Commercial Mortgage Trust, Series 2021-XL2-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	10/15/2038	16,716,130
15,202,339	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.20	% (a)	09/15/2037	15,150,559
3,207,387	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.44	% (a)	09/15/2037	3,133,637
1,771,354	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.09	% (a)	09/15/2037	1,715,355
6,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.91	% (a)	05/15/2035	6,438,302
6,013,905	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.56	% (a)	08/15/2036	5,960,749
21,263,000	BX Trust, Series 2021-VIEW-A (1 Month LIBOR USD + 1.28%, 1.28% Floor)	1.39	% (a)	06/15/2023	21,280,465
11,749,000	BXHPP Trust, Series 2021-FILM-B (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	08/15/2036	11,636,184
7,749,000	BXHPP Trust, Series 2021-FILM-C (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	08/15/2036	7,670,176
1,503,000	BXMT Ltd., Series 2020-FL2-A (Secured Overnight Financing Rate 30 Day Average + 1.01%, 0.90% Floor)	1.06	% (a)	02/15/2038	1,502,907
20,000,000	BXMT Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	05/15/2038	19,992,500
25,461,405	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.27	% (b)(e)	05/10/2050	1,215,540
95,506,020	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.50	% (b)(e)	06/15/2050	6,187,052
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.91	% (b)(e)	06/15/2050	1,928,573
116,365,000	CFK Trust, Series 2020-MF2-X	0.77	% (a)(b)(e)	03/15/2039	4,377,698
1,333,150	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	11/15/2031	1,309,831
12,621,000	CHCP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 30 Day Average + 1.16%, 1.05% Floor)	1.21	% (a)	02/15/2038	12,643,642
7,490,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.41%, 1.30% Floor)	1.46	% (a)	02/15/2038	7,489,835
31,531,685	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.22	% (b)(e)	02/10/2049	1,287,644
53,582,770	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(e)	04/15/2049	2,770,685
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	0.94	% (a)	12/15/2036	8,974,158
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.91	% (a)	12/15/2036	177,556
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35	% (a)	05/10/2036	250,171

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,737,000	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 30 Day Average + 1.36%, 1.25% Floor)	1.41	% (a)	08/20/2035	1,742,503
16,415,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.66%, 1.55% Floor)	1.71	% (a)	08/20/2035	16,451,868
7,235,659	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.61	% (b)(e)	08/15/2045	11,713
100,617,946	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.11	% (b)(e)	10/10/2046	1,626,288
18,037,290	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.27	% (b)(e)	01/10/2046	128,730
6,386,275	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.11	% (a)	10/15/2031	6,269,132
150,099,006	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.82	% (b)(e)	08/10/2048	3,822,571
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	09/15/2033	21,182,532
1,802,977	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.36	% (a)	01/15/2034	1,813,226
109,414,121	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.19	% (b)(e)	06/15/2050	4,641,642
19,612,216	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.85	% (b)(e)	09/15/2050	395,016
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 2.15%, 1.90% Floor)	2.26	% (a)	07/15/2032	10,735,496
583,000	CSMC Trust, Series 2017-MOON-D	3.20	% (a)(b)	07/10/2034	583,865
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.96	% (a)	06/15/2034	12,845,533
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	729,319
21,791,000	EQUS Mortgage Trust, Series 2021-EQAZ-A (1 Month LIBOR USD + 0.75%, 0.76% Floor)	0.86	% (a)	10/15/2038	21,721,796
64,941	Exantas Capital Corporation, Series 2020-RSO8-A (Secured Overnight Financing Rate 30 Day Average + 1.26%, 1.15% Floor)	1.31	% (a)	03/15/2035	65,022
15,000,000	Exantas Capital Corporation, Series 2020-RSO8-AS (Secured Overnight Financing Rate 30 Day Average + 1.56%, 1.45% Floor)	1.61	% (a)	03/15/2035	15,018,750
9,192,179	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	1.19	% (a)	07/15/2038	9,218,601
19,135,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	12/16/2036	19,121,204
20,500,000	FS Rialto, Series 2021-FL2-A (1 Month LIBOR USD + 1.22%, 1.22% Floor)	1.33	% (a)	04/16/2028	20,459,328
7,789,000	FS Rialto, Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.36	% (a)	11/16/2036	7,818,481
8,222,410	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.40	% (a)	02/22/2036	8,248,269
6,414,999	GPMT Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.35	% (a)	07/16/2035	6,422,396
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.84	% (a)	12/15/2036	20,054,063
11,853,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (1 Month LIBOR USD + 1.02%, 1.02% Floor)	1.13	% (a)	07/15/2039	11,830,029
2,615,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	07/15/2031	2,609,897
108,612,177	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.02	% (b)(e)	05/10/2050	5,301,903
131,439,459	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.11	% (b)(e)	08/10/2050	6,180,638
152,334,970	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.97	% (b)(e)	11/10/2050	6,446,999

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
54,912,097	GS Mortgage Securities Trust, Series 2019-GC42-XA	0.81	% (b)(e)	09/01/2052	2,859,009
9,296,000	GSMSC Resecuritization Trust, Series 2021-IP-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	10/15/2036	9,304,751
11,050,000	HGI CRE Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	06/16/2036	11,051,779
8,778,000	HGI CRE Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	09/17/2036	8,781,722
417,144	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	06/15/2032	416,811
5,858,360	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.91	% (a)	04/15/2038	5,855,560
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.53	% (a)(b)	07/15/2046	4,605,852
11,343,372	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.86	% (b)(e)	07/15/2047	152,209
58,515,406	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (b)(e)	12/15/2049	1,334,186
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.34	% (a)(b)(e)	01/10/2037	535,267
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	2.63	% (a)(b)(e)	12/15/2036	1,173
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (b)	11/15/2047	2,643,885
63,629,303	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.21	% (b)(e)	11/15/2048	1,674,392
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/15/2049	319,383
25,721,599	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.48	% (b)(e)	06/13/2052	2,175,569
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	1.07	% (a)	07/15/2036	15,890,102
12,664,000	KREF Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	1.18	% (a)	02/15/2039	12,685,111
12,862,000	LCCM, Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	12/13/2038	12,866,334
10,000,000	LCCM, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.55	% (a)	11/15/2038	10,038,010
5,750,000	Life Mortgage Trust, Series 2021-BMR-A (1 Month LIBOR USD + 0.70%, 0.70% Floor)	0.81	% (a)	03/15/2038	5,744,550
2,179,863	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.24	% (a)	05/15/2028	2,179,863
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.61	% (a)	05/15/2036	18,267,006
12,821,400	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	1.48	% (a)	04/15/2034	12,859,274
9,200,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.41	% (a)	07/15/2036	9,211,040
57,661,694	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.86	% (a)(b)(e)	03/10/2050	1,486,726
13,700,000	Lument Finance Trust, Series 2021-FL1-A (1 Month LIBOR USD + 1.17%, 1.17% Floor)	1.28	% (a)	06/15/2039	13,704,850
8,289,000	MF1 Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	1.19	% (a)	10/16/2036	8,287,367
4,940,404	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 30 Day Average + 0.96%, 0.85% Floor)	1.01	% (a)	07/15/2036	4,943,561

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 30 Day Average + 1.31%, 1.20% Floor)	1.36	% (a)	07/15/2036	10,370,037
20,750,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	07/16/2036	20,738,235
6,625,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.91	% (a)	04/15/2038	6,621,146
5,000,000	MHP, Series 2021-STOR-B (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	07/15/2038	4,988,748
2,161,060	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.34	% (a)(b)(e)	08/15/2045	5,332
14,363,259	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60	% (a)(b)(e)	12/15/2046	218,820
1,154,060	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(b)(e)	11/12/2041	2,487
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	4,677,211
2,324,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	2,127,510
62,619,982	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.34	% (b)(e)	06/15/2050	3,257,949
5,711,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	07/15/2035	5,711,161
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.86	% (a)	05/15/2036	7,682,909
18,374,239	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	0.89	% (a)	11/15/2023	18,330,802
14,862,000	Morgan Stanley Capital Trust, Series 2021-L6-A2	2.13%		06/15/2054	14,979,413
3,675,000	Motel Trust, Series 2021-MTL6-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	09/15/2038	3,675,924
10,082,673	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	06/15/2035	9,975,028
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	02/15/2036	19,555,459
1,752,088	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	04/14/2037	1,748,605
9,999,501	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.96	% (a)	04/14/2038	9,962,273
9,999,501	PFP Ltd., Series 2021-7-AS (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	04/14/2038	9,986,392
8,778,000	PFP Ltd., Series 2021-8-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	08/09/2037	8,766,036
11,388,943	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 1.80%, 2.30% Floor)	1.91	% (a)	05/15/2036	11,390,754
9,803,000	SREIT Trust, Series 2021-MFP-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	0.83	% (a)	11/15/2038	9,771,613
12,887,000	STWD Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.51%, 1.40% Floor)	1.56	% (a)	07/15/2038	12,894,242
8,900,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	04/18/2038	8,928,364
17,000,000	TPG Real Estate Finance Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	03/15/2038	17,048,875
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 30 Day Average + 1.56%, 1.45% Floor)	1.61	% (a)	10/15/2034	16,966,374
5,418,497	TTAN, Series 2021-MHC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.96	% (a)	03/15/2038	5,415,765

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,273,484	UBS Commercial Mortgage Trust, Series 2012-C1-XA	1.85	% (a)(b)(e)	05/10/2045	43
55,735,101	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.53	% (b)(e)	06/15/2050	3,674,247
102,798,752	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.08	% (b)(e)	08/15/2050	4,583,550
116,109,359	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.86	% (b)(e)	02/15/2051	5,049,341
26,501,456	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.78	% (b)(e)	09/15/2058	649,397
177,009,859	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.33	% (b)(e)	06/15/2052	13,921,029
15,453,206	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.88	% (b)(e)	07/15/2053	1,997,305
11,851,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60-A2	2.04%		08/15/2054	11,921,536
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	02/15/2040	5,097,770
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.56	% (a)	02/15/2040	5,066,373
8,704,693	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.76	% (a)(b)(e)	08/15/2045	27,411

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,265,342,241)					1,189,912,413

Non-Agency Residential Collateralized Mortgage Obligations - 16.1%
21,313,977	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	21,266,973
9,297,027	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (a)(b)	10/25/2048	9,343,142
5,024,571	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	5,055,917
459,931	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	2.49	% (b)	06/25/2035	435,033
2,498,727	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(h)	06/28/2034	2,516,932
5,557,169	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(h)	06/28/2034	5,606,440
512,966	BCAP LLC Trust, Series 2011-RR1-8A3	4.99	% (a)(b)	09/30/2056	500,575
1,457,726	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.32	% (b)	02/25/2034	1,483,670
164,087	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	160,677
7,739,838	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (a)(b)	05/26/2059	7,825,176
16,426,913	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(h)	10/25/2059	16,317,463
25,746,140	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(h)	04/01/2069	25,637,851
2,970,287	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	0.25%		08/25/2036	2,909,073
5,114,410	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.68%		04/25/2035	4,819,243
531,884	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	2.49%		03/25/2036	532,630
5,016,808	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(h)	09/25/2059	5,026,395
28,178,855	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(h)	11/25/2070	28,223,784
4,411,927	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	4,441,909
6,798,469	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (a)(b)	03/25/2065	6,815,144
9,549,710	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	9,535,081
7,064,671	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/25/2066	7,051,456
21,187,346	COLT Mortgage Loan Trust, Series 2021-RPL1-A1	1.67	% (a)(b)	09/25/2061	21,049,706
638,191	Countrywide Home Loans, Series 2004-HYB9-1A1	2.51	% (b)	02/20/2035	644,553
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		01/25/2022	16,225
10,806,081	CSMC Mortgage-Backed Trust, Series 2021-NQM5-A3	1.35	% (a)(b)	05/25/2066	10,644,273
6,398,680	CSMC Mortgage-Backed Trust, Series 2021-RPL4-A1	1.80	% (a)(b)	12/27/2060	6,403,954
39,296,440	CSMC Trust, Series 2019-RP10-A1	2.97	% (a)(b)	12/26/2059	39,383,112
14,687,114	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	14,749,452

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,476,619	CSMC Trust, Series 2021-NQM1-A2	0.99	% (a)(b)	05/25/2065	3,452,880
5,794,365	CSMC Trust, Series 2021-NQM1-A3	1.20	% (a)(b)	05/25/2065	5,754,646
3,689,377	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (a)(b)	05/25/2065	3,699,714
1,957,944	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	2.59	% (b)	08/25/2037	919,397
5,356,930	GCAT LLC, Series 2020-3-A1	2.98	% (a)(h)	09/25/2025	5,399,373
7,546,133	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	7,611,152
2,529,034	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	1,761,646
686,070	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.34	% (b)	11/25/2035	664,243
17,015,466	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	0.81	% (a)	03/17/2037	17,034,978
43,077	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	43,720
20,107,587	Legacy Mortgage Asset Trust 2019-GS7, Series 2019-GS7-A1	3.25	% (a)(h)	11/25/2059	20,184,965
21,718,578	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75	% (a)(h)	04/25/2059	21,813,507
10,206,189	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44	% (a)(h)	05/25/2059	10,221,857
7,834,293	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(h)	05/25/2059	7,860,040
22,049,338	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (a)(h)	06/25/2059	22,105,819
5,143,074	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (a)(h)	02/25/2060	5,175,130
38,185,358	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25	% (a)(h)	06/25/2060	38,644,315
4,542,925	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(h)	01/25/2060	4,569,763
1,170,925	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(h)	10/25/2066	1,170,307
13,652,066	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (a)(h)	04/25/2061	13,546,719
23,101,190	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(h)	07/25/2061	22,907,755
31,009,388	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (a)(h)	11/25/2060	30,668,508
18,214,241	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (a)(b)	09/25/2060	18,105,010
20,800,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	09/25/2026	20,726,622
2,189,483	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (b)	04/25/2036	1,525,847
1,129,222	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.11	% (b)	11/25/2035	1,124,404
4,381,158	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(h)	03/25/2060	4,361,327
18,065,802	MFT Trust, Series 2021-NQM2-A1	1.03	% (a)(b)	11/25/2064	17,912,761
2,340,343	MFT Trust, Series 2021-NQM2-A2	1.32	% (a)(b)	11/25/2064	2,324,929
6,591,025	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (a)(b)	01/25/2061	6,679,197
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		01/25/2022	6,879
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (a)(h)	05/25/2026	24,847,080
473,840	Oaktown Ltd., Series 2019-1A-M1A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.50	% (a)	07/25/2029	474,028
2,120,196	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	0.75	% (a)	06/25/2057	2,124,367
9,228,881	OSAT Trust, Series 2020-RPL1-A1	3.07	% (a)(h)	12/26/2059	9,241,535
14,708,447	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(h)	09/27/2060	14,591,321
4,807,983	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(h)	06/27/2060	4,751,450
33,852,459	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(h)	07/25/2051	33,629,432
26,965,798	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(h)	02/25/2061	26,656,206
9,617,021	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(h)	07/25/2051	9,541,946
24,537,675	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (a)(h)	09/25/2051	24,109,338
9,147,644	PRPM LLC, Series 2020-4-A1	2.95	% (a)(h)	10/25/2025	9,133,849
21,062,315	PRPM LLC, Series 2021-1-A1	2.12	% (a)(b)	01/25/2026	20,951,327
16,540,099	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	16,436,485
16,544,618	PRPM LLC, Series 2021-3-A1	1.87	% (a)(h)	04/25/2026	16,460,467

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,306,511	PRPM LLC, Series 2021-4-A1	1.87	% (a)(h)	04/25/2026	19,123,798
13,383,560	PRPM LLC, Series 2021-5-A1	1.79	% (a)(h)	06/25/2026	13,267,601
20,390,942	PRPM LLC, Series 2021-6-A1	1.79	% (a)(h)	07/25/2026	20,226,226
35,248,955	PRPM LLC, Series 2021-7-A1	1.87	% (a)(h)	08/25/2026	34,907,399
4,800,009	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		03/25/2036	4,627,815
1,393,419	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	1,395,503
34,859,426	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	34,734,486
114,884	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.47	% (b)	07/25/2033	120,045
45,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (a)(h)	03/25/2023	45,114,219
14,550,763	VCAT Asset Securitization LLC, Series 2021-NPL6-A1	1.92	% (a)(h)	09/25/2051	14,325,258
26,451,414	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(h)	12/26/2050	26,435,610
8,407,752	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(h)	05/25/2051	8,329,181
31,549,544	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(h)	08/25/2051	31,093,407
11,626,425	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(h)	08/25/2051	11,475,200
4,182,836	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	4,264,004
7,368,253	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (a)(b)	05/25/2051	7,183,726
28,229,063	Velocity Commercial Capital Loan Trust, Series 2021-2-A	1.52	% (a)(b)	08/25/2051	27,697,933
6,417,232	Velocity Commercial Capital Loan Trust, Series 2021-2-M1	1.82	% (a)(b)	08/25/2051	6,287,946
11,460,948	Vericrest Opportunity Loan Trust, Series 2021-4-A3	1.35	% (a)(b)	07/25/2066	11,255,726
27,642,837	Vericrest Opportunity Loan Trust, Series 2021-NP11-A1	1.87	% (a)(h)	08/25/2051	27,467,277
4,757,246	Verus Securitization Trust, Series 2020-2-A1	2.23	% (a)(b)	05/25/2060	4,767,279
4,460,413	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (a)(b)	03/25/2060	4,477,413
9,850,334	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	9,835,900
11,190,227	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(h)	05/25/2051	11,149,190
16,247,315	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(h)	02/27/2051	16,157,949
9,955,462	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(h)	02/27/2051	9,912,178
8,570,566	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(h)	03/27/2051	8,538,930
7,270,067	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(h)	04/25/2051	7,233,772
30,314,647	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(h)	04/25/2051	30,215,646
5,801,095	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(h)	05/25/2051	5,775,407
167,436	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.33	% (b)	12/25/2032	172,410
316,886	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	312,063
5,000,000	ZH Trust, Series 2021-2-A	2.35	% (a)	10/17/2027	4,998,645

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,259,840,546)					1,252,201,222

US Corporate Bonds - 5.2%
5,950,000	AbbVie, Inc.	2.30%		11/21/2022	6,034,324
6,068,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.83%		02/27/2023	6,088,319
6,085,000	American Honda Finance Corporation	0.75%		08/09/2024	6,019,881
6,086,000	American Tower Corporation	2.40%		03/15/2025	6,253,907
2,610,000	Anthem, Inc.	3.30%		01/15/2023	2,678,531
5,744,000	Anthem, Inc.	3.50%		08/15/2024	6,069,002
5,754,000	AT&T, Inc.	4.45%		04/01/2024	6,144,793
9,005,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.75	% (a)	05/24/2024	9,032,746

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,405,000	Atmos Energy Corporation	0.63%		03/09/2023	2,396,411
1,900,000	Avery Dennison Corporation	0.85%		08/15/2024	1,873,553
7,834,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2024	7,874,284
3,615,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.74%		04/22/2025	3,630,592
5,825,000	Boeing Company	4.51%		05/01/2023	6,085,743
2,395,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	2,383,719
5,685,000	Campbell Soup Company	3.95%		03/15/2025	6,082,677
1,550,000	Capital One Financial Corporation	3.20%		01/30/2023	1,587,978
3,795,000	Capital One Financial Corporation	3.90%		01/29/2024	3,995,472
5,235,000	Cardinal Health, Inc.	3.08%		06/15/2024	5,431,790
2,535,000	Cardinal Health, Inc.	3.50%		11/15/2024	2,678,062
5,995,000	Carrier Global Corporation	2.24%		02/15/2025	6,143,196
1,995,000	Cigna Corporation	0.61%		03/15/2024	1,979,362
4,330,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.19%		06/01/2024	4,378,412
1,730,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	1,726,430
5,919,000	Conagra Brands, Inc.	4.30%		05/01/2024	6,301,681
1,392,000	Dell International LLC	5.45%		06/15/2023	1,468,897
825,000	Dell International LLC	4.00%		07/15/2024	875,875
2,975,000	Dell International LLC	5.85%		07/15/2025	3,374,765
5,595,000	Dollar Tree, Inc.	4.00%		05/15/2025	6,014,997
620,000	DTE Energy Company	2.25%		11/01/2022	628,305
2,410,000	DTE Energy Company	2.53%		10/01/2024	2,482,106
3,005,000	DTE Energy Company	1.05%		06/01/2025	2,946,623
6,150,000	Entergy Corporation	0.90%		09/15/2025	5,961,889
5,925,000	Equinix, Inc.	1.25%		07/15/2025	5,824,398
5,385,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	6,079,592
5,674,000	Exxon Mobil Corporation	1.57%		04/15/2023	5,739,668
5,770,000	General Mills, Inc.	3.70%		10/17/2023	6,040,049
5,620,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	6,308,161
5,657,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,986,129
5,542,000	HCA, Inc.	5.00%		03/15/2024	5,962,478
5,160,000	Hyatt Hotels Corporation	1.30%		10/01/2023	5,161,772
4,895,000	Hyundai Capital America	2.85	% (a)	11/01/2022	4,980,285
1,025,000	Hyundai Capital America	1.00	% (a)	09/17/2024	1,007,892
4,105,000	JPMorgan Chase & Company	3.90%		07/15/2025	4,445,612
1,565,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	1,574,401
6,025,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	5,985,954
2,965,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	3,005,078
5,475,000	Marriott International, Inc.	3.60%		04/15/2024	5,728,782
5,602,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	5,927,811
1,710,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	1,704,432
5,290,000	McDonald’s Corporation	2.63%		01/15/2022	5,293,378
600,000	McDonald’s Corporation	3.35%		04/01/2023	617,809
6,100,000	Microchip Technology, Inc.	0.97%		02/15/2024	6,049,453
6,020,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,000,664

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,865,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	5,848,378
5,388,000	Mosaic Company	4.25%		11/15/2023	5,669,412
1,365,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	1,341,990
5,469,000	Northrop Grumman Corporation	2.93%		01/15/2025	5,700,903
6,360,000	NVIDIA Corporation	0.58%		06/14/2024	6,304,036
3,925,000	Omnicom Group, Inc.	3.65%		11/01/2024	4,162,899
5,340,000	Pacific Gas and Electric Company	1.75%		06/16/2022	5,340,039
5,440,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	5,609,280
5,520,000	PepsiCo, Inc.	0.75%		05/01/2023	5,528,772
932,000	Phillips 66	3.85%		04/09/2025	994,478
2,265,000	Phillips 66	1.30%		02/15/2026	2,218,120
270,000	Pioneer Natural Resources Company	0.55%		05/15/2023	269,051
2,485,000	Pioneer Natural Resources Corporation	0.75%		01/15/2024	2,452,430
3,880,000	PNC Bank N.A.	3.25%		06/01/2025	4,126,491
1,905,000	PNC Funding Corporation	3.30%		03/08/2022	1,910,302
4,610,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	4,593,871
5,535,000	Republic Services, Inc.	2.50%		08/15/2024	5,699,323
6,315,000	Royalty Pharma PLC	0.75%		09/02/2023	6,277,572
5,665,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	5,946,333
6,035,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	6,209,360
5,930,000	Simon Property Group LP	2.00%		09/13/2024	6,038,866
5,950,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	5,963,279
5,445,000	Southwest Airlines Company	4.75%		05/04/2023	5,704,064
1,535,000	Synchrony Financial	2.85%		07/25/2022	1,550,814
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,202,954
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,366,451
2,055,000	Target Corporation	2.90%		01/15/2022	2,056,681
3,775,000	Target Corporation	2.25%		04/15/2025	3,893,133
6,070,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	6,051,219
5,900,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	5,843,939
4,515,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45%		06/09/2025	4,511,265
3,815,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	3,786,611
5,675,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	5,788,705
1,640,000	Viatris, Inc.	1.13%		06/22/2022	1,643,871
6,130,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	6,183,899
5,715,000	Welltower, Inc.	3.63%		03/15/2024	6,013,505
2,205,000	Williams Companies, Inc.	4.30%		03/04/2024	2,327,912
3,195,000	Williams Companies, Inc.	4.55%		06/24/2024	3,420,920
5,990,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	5,976,673

Total US Corporate Bonds (Cost $404,819,275)					403,575,921

US Government and Agency Mortgage Backed Obligations - 4.2%
109,891,540	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31	% (b)(e)	03/25/2023	1,131,674
728,377	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.69% Cap)	1.94%		05/01/2045	757,321

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
150,568	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	165,100
26,304,977	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%		03/01/2036	26,406,644
12,010,462	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	12,352,735
16,671	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	17,674
183,085	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	183,743
1,363,225	Federal Home Loan Mortgage Corporation, Series 4203-NB	2.00%		10/15/2040	1,375,551
8,331,261	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	8,368,783
4,956,197	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	5,007,231
7,676,044	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	7,730,696
19,497	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	20,409
2,134,268	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.39% Cap)	1.88%		11/01/2042	2,234,589
886,982	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	930,348
2,766,164	Federal National Mortgage Association, Pool AL9932	3.04	% (b)	01/01/2024	2,851,925
1,743,351	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.43% Cap)	1.90%		12/01/2045	1,807,215
9,166,000	Federal National Mortgage Association, Pool BL0606	3.85%		11/01/2028	9,979,847
1,418,241	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 6.99% Cap)	1.82%		05/01/2045	1,481,650
43,961,807	Federal National Mortgage Association, Pool FM5470	2.00%		01/01/2036	45,181,886
16,647,476	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	16,817,282
58,865	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	63,900
9,125,549	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	9,300,240
12,667,218	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	12,487,539
19,287,446	Federal National Mortgage Association, Series 2020-M55-A1	1.70	% (b)	12/25/2032	19,492,362
15,335,544	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	15,467,864
15,777,085	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	15,890,475
28,167,896	Federal National Mortgage Association, Series 2021-M10-A1	1.58	% (b)	04/25/2033	28,324,664
9,891,440	Federal National Mortgage Association, Series 2021-M5-A1	1.46	% (b)	01/25/2033	9,866,542
41,664,999	Federal National Mortgage Association, Series 2021-M6-A1	1.48	% (b)	03/25/2033	41,563,315
27,888,808	Federal National Mortgage Association, Series 2021-M7-A1	1.72	% (b)	03/25/2031	28,155,071

Total US Government and Agency Mortgage Backed Obligations (Cost $329,706,140)					325,414,275

US Government and Agency Obligations - 7.8%
37,300,000	United States Treasury Notes	0.38%		03/31/2022	37,325,752
125,100,000	United States Treasury Notes	0.13%		02/28/2023	124,606,442
156,600,000	United States Treasury Notes	0.13%		04/30/2023	155,780,296
174,500,000	United States Treasury Notes	0.50%		11/30/2023	173,845,625
62,900,000	United States Treasury Notes	0.38%		04/15/2024	62,275,914
56,000,000	United States Treasury Notes	1.00%		12/15/2024	56,067,812

Total US Government and Agency Obligations (Cost $611,928,907)					609,901,841

Common Stocks - 0.0%
89,329	Frontera Energy Corporation (g)				727,136

Total Common Stocks (Cost $8,231,569)					727,136

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 6.6%
171,762,748	First American Government Obligations Fund - Class U	0.03	% (f)		171,762,748
171,757,453	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (f)		171,757,453
171,757,454	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (f)		171,757,454

Total Short Term Investments (Cost $515,277,655)					515,277,655

Total Investments - 99.9% (Cost $7,880,964,709)					7,775,075,638
Other Assets in Excess of Liabilities - 0.1%					9,713,729

NET ASSETS - 100.0%					$7,784,789,367

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Perpetual maturity. The date disclosed is the next call date of the security.

(e)	Interest only security

(f)	Seven-day yield as of period end

(g)	Non-income producing security

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.3%
Non-Agency Residential Collateralized Mortgage Obligations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
Foreign Corporate Bonds	11.6%
Asset Backed Obligations	8.4%
US Government and Agency Obligations	7.8%
Short Term Investments	6.6%
Bank Loans	6.3%
US Corporate Bonds	5.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.1%
Common Stocks	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.3%
Non-Agency Residential Collateralized Mortgage Obligations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
Asset Backed Obligations	8.4%
US Government and Agency Obligations	7.8%
Short Term Investments	6.6%
Banking	5.7%
US Government and Agency Mortgage Backed Obligations	4.2%
Utilities	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.1%
Energy	2.0%
Telecommunications	1.2%
Transportation	1.1%
Business Equipment and Services	1.0%
Healthcare	1.0%
Pharmaceuticals	0.9%
Media	0.9%
Food Products	0.6%
Technology	0.6%
Chemicals/Plastics	0.5%
Electronics/Electric	0.5%
Food Service	0.4%
Containers and Glass Products	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Automotive	0.4%
Retailers (other than Food/Drug)	0.4%
Finance	0.3%
Building and Development (including Steel/Metals)	0.3%
Aerospace & Defense	0.2%
Insurance	0.2%
Industrial Equipment	0.2%
Leisure	0.2%
Chemical Products	0.2%
Real Estate	0.2%
Conglomerates	0.2%
Financial Intermediaries	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Commercial Services	0.1%
Beverage and Tobacco	0.1%
Mining	0.1%
Consumer Products	0.0%	(i)
Construction	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

(i)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.